LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 10: — LEASES

a.Information on leases:

The Company has lease agreements that include mainly leases of buildings or offices that are used to maintain the Company’s ongoing operations. The weighted average lease term as of December 31, 2021 and 2020 is 2.8 and 4.3 years, respectively. Some of these lease agreements include extension options.

	December 31,
	2021	2020

Interest expense on lease liabilities	$51	$27
Total cash outflow for leases	$625	$684

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgment in deciding whether it is reasonably certain that the extension options will be exercised.

b.Disclosures in respect of right-of-use assets:

	Right-of-use	Accumulated	Right-of-use
	leased offices	depreciation	assets, net
Balance as of January 1, 2020	$2,420	$(346)	$2,074
Addition	745	(619)	126
Disposal	(575)	549	(26)
Rent deposits	(20)	—	(20)
Balance as of December 31, 2020	2,570	(416)	2,154
Addition	305	(519)	(214)
Modification	49	—	49
Rent deposits	(6)	—	(6)
Balance as of December 31, 2021	$2,918	$(935)	$1,983

The discount rates used at inception of new leases are based on the estimated rate of the Company’s incremental borrowing in each lease, depending on the amount of the lease, its average life and the quality of the leased property. The discount rates range between 0.37% and 8.5%.

c.For an analysis of maturity dates of lease liabilities, see Note 6.